Revenues - Movement assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Revenue From Contracts With Customers [Abstract]
Assets recognised from costs to obtain or fulfil contracts with customers	$ 36,887	$ 32,970
Additions	25,387	22,757
Amortization (within sales and marketing expenses)	(22,549)	(18,840)
Assets recognised from costs to obtain or fulfil contracts with customers	39,725	36,887
Contract assets at beginning of period	32,004	32,207
Additions	27,334	16,002
Amortization (within subscription and transaction-based revenue)	(21,636)	(16,205)
Contract assets at end of period	$ 37,702	$ 32,004